Schedule of investments
Delaware Ivy Strategic Income Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 5.45%
Fannie Mae REMICs Series 2014-34 MA 3.00% 2/25/44	68,907	$ 67,791
Freddie Mac REMIC Series 4348 ME 2.50% 6/15/39	38,387	38,404
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2022-DNA2 M2 144A 4.676% (SOFR + 3.75%) 2/25/42 #, •	3,000,000	2,693,351
Freddie Mac Structured Agency Credit Risk REMICs Trust
Series 2021-DNA5 M2 144A 2.576% (SOFR + 1.65%) 1/25/34 #, •	2,834,438	2,732,999
Series 2021-HQA1 M2 144A 3.176% (SOFR + 2.25%) 8/25/33 #, •	3,000,000	2,779,178
Series 2022-DNA1 M2 144A 3.426% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,540,034

GNMA Series 2015-151 KC 3.50% 4/20/34	26,721	26,781
Total Agency Collateralized Mortgage Obligations (cost $12,015,423)		10,878,538

Convertible Bonds — 0.61%
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	875,000	756,087
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	518,000	469,567
Total Convertible Bonds (cost $1,274,481)		1,225,654

Corporate Bonds — 63.11%
Banking — 9.44%
Australia & New Zealand Banking Group 144A 4.50% 3/19/24 #	1,100,000	1,102,030
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco de Credito del Peru 144A 4.25% 4/1/23 #	550,000	$ 551,172
Banco del Estado de Chile 144A 2.704% 1/9/25 #	1,300,000	1,232,853
Banco Internacional del Peru 144A 3.25% 10/4/26 #	1,500,000	1,379,647
Banco Santander Mexico
144A 4.125% 11/9/22 #	1,150,000	1,152,461
144A 5.95% 10/1/28 #, μ	350,000	348,775

Bank of America 3.593% 7/21/28 μ	700,000	660,839
Barclays 4.337% 1/10/28	700,000	669,577
BBVA Bancomer
144A 1.875% 9/18/25 #	600,000	544,842
144A 5.875% 9/13/34 #, μ	600,000	532,770

Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	500,000	423,523
Credit Suisse Group 144A 4.282% 1/9/28 #	700,000	654,170
Crown Castle International 3.70% 6/15/26	800,000	772,896
Goldman Sachs Group 3.814% 4/23/29 μ	700,000	660,708
Grupo Aval
144A 4.375% 2/4/30 #	400,000	299,076
144A 4.75% 9/26/22 #	300,000	299,382

Hana Bank 144A 3.50% 10/19/26 #, μ, ψ	200,000	184,066
ICICI Bank 144A 4.00% 3/18/26 #	1,200,000	1,182,670
Industrial & Commercial Bank of China 2.957% 11/8/22	750,000	749,265
InRetail Shopping Malls 144A 5.75% 4/3/28 #	600,000	572,068
Itau Unibanco Holding 144A 3.25% 1/24/25 #	470,000	447,304
JPMorgan Chase & Co.
3.54% 5/1/28 μ	600,000	569,409
4.00% 4/1/25 μ, ψ	400,000	330,500

NatWest Group 6.00% 12/19/23	900,000	916,692
Power Finance 3.90% 9/16/29	1,100,000	981,849
State Bank of India 144A 4.375% 1/24/24 #	1,500,000	1,509,562
NQ-IV940 [6/22] 8/22 (2383662)    1

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

US Bancorp 2.215% 1/27/28 μ		130,000	$ 119,187
			18,847,293
Basic Industry — 0.68%
AngloGold Ashanti Holdings
3.75% 10/1/30		350,000	288,690
6.50% 4/15/40		120,000	114,208

Diamond 144A 4.625% 10/1/29 #		49,000	39,253
Standard Industries 144A 4.75% 1/15/28 #		38,000	32,595
Westlake 1.625% 7/17/29	EUR	1,000,000	885,734
			1,360,480
Basic Materials — 2.13%
EverArc Escrow 144A 5.00% 10/30/29 #		31,000	26,135
GUSAP III 144A 4.25% 1/21/30 #		900,000	820,485
Industrias Penoles 144A 4.15% 9/12/29 #		700,000	637,833
LG Chem 144A 1.375% 7/7/26 #		500,000	448,950
Nexa Resources 144A 6.50% 1/18/28 #		400,000	382,256
Orbia Advance 144A 4.00% 10/4/27 #, *		1,200,000	1,124,562
Suzano Austria 2.50% 9/15/28		1,000,000	813,960
			4,254,181
Brokerage — 0.40%
XP 144A 3.25% 7/1/26 #		900,000	794,700
			794,700
Capital Goods — 2.43%
American Builders & Contractors Supply 144A 4.00% 1/15/28 #		73,000	62,664
American Greetings 144A 8.75% 4/15/25 #		118,000	114,911
Canpack 144A 3.875% 11/15/29 #		170,000	132,880
Cemex 144A 5.20% 9/17/30 #		500,000	429,042
CP Atlas Buyer 144A 7.00% 12/1/28 #		140,000	101,303
DAE Funding 144A 1.55% 8/1/24 #		300,000	281,224
GFL Environmental 144A 5.125% 12/15/26 #		76,000	72,808
Madison IAQ 144A 4.125% 6/30/28 #		42,000	34,752
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	450,000	$ 382,676
Standard Industries 144A 4.375% 7/15/30 #	1,392,000	1,100,494
TransDigm
4.625% 1/15/29	191,000	154,203
5.50% 11/15/27	954,000	812,512

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	178,684
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #, *	807,000	427,710
144A 9.00% 11/15/26 #, *	876,000	511,816
144A 13.125% 11/15/27 #	131,000	41,206
		4,838,885
Communication Services — 0.05%
Rogers Communications
144A 3.80% 3/15/32 #	55,000	50,359
144A 4.55% 3/15/52 #	50,000	44,026
		94,385
Communications — 7.36%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	881,000	756,955
Alibaba Group Holding 3.40% 12/6/27	1,000,000	956,235
Altice Financing 144A 5.75% 8/15/29 #	535,000	430,854
Arches Buyer 144A 4.25% 6/1/28 #	621,000	507,357
ATP Tower Holdings 144A 4.05% 4/27/26 #	300,000	248,393
Baidu 3.425% 4/7/30	250,000	229,893
CCO Holdings 144A 4.25% 2/1/31 #	41,000	33,529
Colombia Telecomunicaciones 144A 4.95% 7/17/30 #	200,000	161,321
Consolidated Communications
144A 5.00% 10/1/28 #	146,000	116,927
144A 6.50% 10/1/28 #	307,000	261,896

CSC Holdings 144A 5.375% 2/1/28 #	343,000	297,566
Digicel 144A 6.75% 3/1/23 #	695,000	418,942

2    NQ-IV940 [6/22] 8/22 (2383662)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Digicel Group Holdings
144A PIK 7.00% 4/21/22 #, ψ, >>		114,555	$ 53,554
144A PIK 8.00% 4/1/25 #, >>>		248,560	175,330
PIK 10.00% 4/1/24 >>>>		682,881	666,066
Digicel International Finance
144A 8.00% 12/31/26 #		210,426	142,471
144A 8.75% 5/25/24 #		1,132,000	1,054,486
Frontier Communications Holdings
144A 5.00% 5/1/28 #		203,000	173,009
144A 5.875% 10/15/27 #		336,000	302,972
5.875% 11/1/29		338,226	260,820
144A 6.00% 1/15/30 #, *		216,000	166,801
144A 6.75% 5/1/29 #, *		219,000	180,733

Globo Comunicacao e Participacoes 144A 4.875% 1/22/30 #		200,000	156,712
Level 3 Financing 144A 3.625% 1/15/29 #		125,000	96,617
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		1,131,932	616,903
Magallanes 144A 5.141% 3/15/52 #		235,000	197,555
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	61,764
McGraw-Hill Education 144A 5.75% 8/1/28 #		197,000	169,064
Millicom International Cellular 144A 4.50% 4/27/31 #		200,000	148,394
Network i2i 144A 5.65% 1/15/25 #, μ, ψ		250,000	232,551
Nielsen Finance
144A 5.625% 10/1/28 #		285,000	265,493
144A 5.875% 10/1/30 #		240,000	220,800
Northwest Fiber
144A 6.00% 2/15/28 #, *		197,000	141,859
144A 10.75% 6/1/28 #		159,000	141,692

Prosus 144A 3.68% 1/21/30 #		1,110,000	885,299
SK Telecom 144A 3.75% 4/16/23 #		500,000	501,127
Stagwell Global 144A 5.625% 8/15/29 #		339,000	273,344
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		700,000	541,489
Telesat Canada
144A 5.625% 12/6/26 #		743,000	470,497
144A 6.50% 10/15/27 #		145,000	61,189

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Tencent Holdings 144A 2.985% 1/19/23 #		1,000,000	$ 998,175
Videotron 144A 3.625% 6/15/29 #		70,000	56,952
VTR Comunicaciones 144A 4.375% 4/15/29 #		295,000	202,273
Windstream Escrow 144A 7.75% 8/15/28 #		797,000	643,793
			14,679,652
Consumer Cyclical — 8.60%
Alsea 144A 7.75% 12/14/26 #		1,570,000	1,486,452
Aptiv 3.25% 3/1/32		55,000	46,791
Arcos Dorados 144A 6.125% 5/27/29 #		845,000	795,842
Asbury Automotive Group
4.50% 3/1/28		322,550	280,259
144A 4.625% 11/15/29 #		10,000	8,277
4.75% 3/1/30		435,550	358,651
144A 5.00% 2/15/32 #		10,000	8,190

B2W Digital 144A 4.375% 12/20/30 #		200,000	151,715
BorgWarner 1.00% 5/19/31	EUR	1,000,000	773,720
Carnival
144A 5.75% 3/1/27 #		291,000	211,182
144A 7.625% 3/1/26 #		93,000	72,249
144A 9.875% 8/1/27 #		203,000	198,313
144A 10.50% 2/1/26 #		446,000	444,849

Cars.com 144A 6.375% 11/1/28 #		294,000	248,085
DR Horton 2.60% 10/15/25		800,000	754,732
Falabella 144A 3.75% 10/30/27 #		500,000	461,600
Ferrellgas 144A 5.375% 4/1/26 #		187,000	162,634
General Motors Financial 3.10% 1/12/32 *		60,000	48,279
Genm Capital Labuan 144A 3.882% 4/19/31 #		1,400,000	1,109,502
Gohl Capital 4.25% 1/24/27 *		1,200,000	1,081,421
Guitar Center 144A 8.50% 1/15/26 #		26,000	22,983
Hawaiian Brand Intellectual Property 144A 5.75% 1/20/26 #		126,000	113,233
Hilton Domestic Operating 144A 3.75% 5/1/29 #		79,000	67,109
Hyundai Capital Services 144A 3.75% 3/5/23 #		900,000	899,274

NQ-IV940 [6/22] 8/22 (2383662)    3

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

JSM Global 144A 4.75% 10/20/30 #		1,000,000	$ 758,685
Kia 144A 1.75% 10/16/26 #		200,000	180,896
LBM Acquisition 144A 6.25% 1/15/29 #		176,000	113,580
Lithia Motors
144A 3.875% 6/1/29 #		222,000	189,047
144A 4.375% 1/15/31 #		162,000	138,380
144A 4.625% 12/15/27 #		17,000	15,611

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #		478,000	405,498
Magallanes
144A 3.755% 3/15/27 #		370,000	347,373
144A 4.054% 3/15/29 #		55,000	50,418
144A 4.279% 3/15/32 #		60,000	53,682

MajorDrive Holdings IV 144A 6.375% 6/1/29 #		743,000	510,300
Marriott Ownership Resorts 144A 6.125% 9/15/25 #		153,000	151,664
Michaels
144A 5.25% 5/1/28 #		351,000	276,583
144A 7.875% 5/1/29 #		852,000	564,033

NCL 144A 5.875% 3/15/26 #		92,000	72,480
PetSmart 144A 7.75% 2/15/29 #		590,000	532,625
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		360,000	251,048
Sands China 5.125% 8/8/25		600,000	504,339
Schaeffler 2.875% 3/26/27	EUR	200,000	182,725
Staples
144A 7.50% 4/15/26 #		1,435,000	1,193,777
144A 10.75% 4/15/27 #		1,000,000	662,715

Tempur Sealy International 144A 4.00% 4/15/29 #		256,000	206,720
			17,167,521
Consumer Non-Cyclical — 4.55%
Adani International Container Terminal 144A 3.00% 2/16/31 #		192,000	163,113
Anheuser-Busch InBev Worldwide 4.00% 4/13/28		850,000	839,892
Bacardi 144A 4.45% 5/15/25 #		1,100,000	1,090,196
Bayer US Finance II 144A 2.85% 4/15/25 #		1,000,000	958,769
Charles River Laboratories International 144A 4.25% 5/1/28 #		67,000	60,299
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CSL Finance
144A 4.05% 4/27/29 #	75,000	$ 73,697
144A 4.75% 4/27/52 #	120,000	114,969

DP World 4.70% 9/30/49	200,000	163,904
DP World Crescent 3.875% 7/18/29	600,000	557,028
Fresenius US Finance II 144A 4.50% 1/15/23 #	1,100,000	1,101,166
Grifols Escrow Issuer 144A 4.75% 10/15/28 #	147,000	127,678
JBS Finance Luxembourg 144A 3.625% 1/15/32 #	400,000	324,090
JBS USA 144A 3.00% 2/2/29 #	268,000	226,837
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	306,000	262,014
MARB BondCo 144A 3.95% 1/29/31 #	200,000	153,983
Performance Food Group 144A 4.25% 8/1/29 #	605,000	506,373
Pilgrim's Pride 144A 4.25% 4/15/31 #	433,000	362,592
Post Holdings 144A 4.50% 9/15/31 #	187,000	153,490
Reynolds American 4.45% 6/12/25	800,000	796,301
Simmons Foods 144A 4.625% 3/1/29 #	187,000	158,397
StoneMor 144A 8.50% 5/15/29 #	576,000	512,752
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	400,000	373,590
		9,081,130
Consumer Staples — 0.04%
Kraft Heinz Foods 3.75% 4/1/30	82,000	75,684
		75,684
Electric — 0.64%
Fells Point Funding Trust 144A 3.046% 1/31/27 #	155,000	143,063
Kallpa Generacion 144A 4.875% 5/24/26 #	1,000,000	960,000
Vistra Operations
144A 4.30% 7/15/29 #	52,000	47,142
144A 5.00% 7/31/27 #	132,000	120,271
		1,270,476
Energy — 9.03%
Aker BP 144A 3.75% 1/15/30 #	700,000	627,782

4    NQ-IV940 [6/22] 8/22 (2383662)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	96,000	$ 84,616
144A 7.00% 11/1/26 #	236,000	219,794
144A 8.25% 12/31/28 #	25,000	23,844
Bellatrix Exploration
8.50% 9/11/23	228,000	0
12.50% 12/15/23	249,000	0

BP Capital Markets America 2.721% 1/12/32	285,000	245,635
Callon Petroleum
144A 7.50% 6/15/30 #	1,605,000	1,479,296
144A 8.00% 8/1/28 #	75,000	72,156

Civitas Resources 144A 5.00% 10/15/26 #	135,000	121,354
Cosan 144A 5.50% 9/20/29 #	700,000	646,607
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	210,000	187,250
144A 6.00% 2/1/29 #	49,000	42,843
DT Midstream
144A 4.125% 6/15/29 #	82,000	69,732
144A 4.375% 6/15/31 #	161,000	135,324

Ecopetrol 6.875% 4/29/30	49,000	43,462
Energy Transfer 6.50% 11/15/26 μ, ψ	267,000	236,673
EQM Midstream Partners 144A 4.75% 1/15/31 #	2,710,000	2,168,989
Genesis Energy
7.75% 2/1/28 *	345,000	298,925
8.00% 1/15/27	590,000	523,802

Geopark 144A 5.50% 1/17/27 #	600,000	503,688
Greenko Mauritius 144A 6.25% 2/21/23 #	450,000	446,738
Harvest Operations 144A 1.00% 4/26/24 #	250,000	238,249
Inversiones Latin America Power 144A 5.125% 6/15/33 #	396,488	227,755
KCA Deutag UK Finance
144A 9.875% 12/1/25 #, *	48,000	45,744
9.875% 12/1/25	175,685	167,428

Laredo Petroleum 10.125% 1/15/28	351,000	347,952
Mesquite Energy 144A 7.25% 2/15/23 #, ‡	122,000	1,830
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Moss Creek Resources Holdings
144A 7.50% 1/15/26 #	601,000	$ 538,586
144A 10.50% 5/15/27 #, *	33,000	31,229

Murphy Oil 6.375% 7/15/28	2,427,000	2,267,886
NuStar Logistics
6.00% 6/1/26	1,210,000	1,133,492
6.375% 10/1/30	1,225,000	1,066,284

PBF Holding 144A 9.25% 5/15/25 #, *	843,000	882,516
Petrobras Global Finance 5.60% 1/3/31 *	500,000	465,390
Petroleos Mexicanos 6.70% 2/16/32	237,000	181,210
Petronas Capital 144A 3.50% 4/21/30 #	350,000	329,578
Sinopec Group Overseas Development 2018 144A 4.125% 9/12/25 #	800,000	811,912
Sunoco 144A 4.50% 4/30/30 #	160,000	129,469
TerraForm Power Operating 144A 5.00% 1/31/28 #	115,000	104,376
TransCanada PipeLines 4.25% 5/15/28	900,000	876,633
		18,026,029
Financial Services — 1.04%
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	754,000	623,675
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >>	320,897	310,383
LPL Holdings 144A 4.00% 3/15/29 #	102,000	87,415
Medline Borrower
144A 3.875% 4/1/29 #	579,000	495,115
144A 5.25% 10/1/29 #, *	103,000	84,915

StoneX Group 144A 8.625% 6/15/25 #	478,000	480,079
		2,081,582
Financials — 3.34%
Aircastle 4.40% 9/25/23	800,000	790,026
Banco BBVA Peru 5.25% 9/22/29 μ	125,000	121,738
Banco General 144A 5.25% 5/7/31 #, μ, ψ	200,000	182,994

NQ-IV940 [6/22] 8/22 (2383662)    5

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Bank of America
4.375% 1/27/27 *, μ, ψ	115,000	$ 95,711
4.571% 4/27/33 μ	255,000	248,469
6.125% 4/27/27 μ	145,000	140,197

BBVA Bancomer 5.875% 9/13/34 μ	200,000	177,590
Citadel Finance 144A 3.375% 3/9/26 #	800,000	732,773
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #	400,000	318,334
Country Garden Holdings 7.25% 4/8/26	200,000	109,600
Deutsche Bank 3.742% 1/7/33 μ	603,000	439,545
Fifth Third Bancorp 4.337% 4/25/33 μ	145,000	138,075
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ	200,000	193,775
HAT Holdings I 144A 3.375% 6/15/26 #	87,000	75,046
JPMorgan Chase & Co. 4.586% 4/26/33 μ	95,000	93,412
NBK SPC 144A 1.625% 9/15/27 #, μ	1,800,000	1,608,291
NBK Tier 1 144A 3.625% 8/24/26 #, μ, ψ	206,000	186,008
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ	300,000	283,215
PNC Financial Services Group 6.00% 5/15/27 *, μ	110,000	105,863
SVB Financial Group 4.57% 4/29/33 μ	210,000	197,354
US Bancorp 2.677% 1/27/33 *, μ	135,000	116,322
VICI Properties
4.95% 2/15/30	50,000	47,476
5.125% 5/15/32	95,000	89,720

Wells Fargo & Co. 4.611% 4/25/53 μ	190,000	176,145
		6,667,679
Healthcare — 0.99%
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	97,000	83,590
144A 6.50% 10/15/28 #	233,000	192,605

Encompass Health 4.625% 4/1/31	155,000	125,738
Endo Luxembourg Finance I 144A 6.125% 4/1/29 #	42,000	31,832
Hadrian Merger Sub 144A 8.50% 5/1/26 #	239,000	227,559
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #		402,000	$ 325,273
P&L Development 144A 7.75% 11/15/25 #		580,000	406,856
Par Pharmaceutical 144A 7.50% 4/1/27 #		342,000	260,997
US Renal Care 144A 10.625% 7/15/27 #		851,000	321,252
			1,975,702
Industrials — 0.38%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	300,000	252,484
BWX Technologies 144A 4.125% 4/15/29 #		59,000	51,873
Garda World Security 144A 4.625% 2/15/27 #		324,000	279,171
HTA Group 144A 7.00% 12/18/25 #		200,000	171,880
			755,408
Information Technology — 0.13%
Autodesk 2.40% 12/15/31		225,000	183,885
CDW 3.276% 12/1/28		95,000	82,125
			266,010
Insurance — 2.14%
AIA Group 144A 3.375% 4/7/30 #		200,000	187,328
Ardonagh Midco 2 144A 11.50% 1/15/27 #		799,985	837,312
Brown & Brown 4.95% 3/17/52		155,000	136,321
MetLife 10.75% 8/1/69		530,000	704,033
NFP 144A 6.875% 8/15/28 #		1,687,000	1,396,600
Sagicor Financial 144A 5.30% 5/13/28 #		1,100,000	1,009,145
			4,270,739
Media — 0.70%
Arches Buyer 144A 6.125% 12/1/28 #		463,000	378,276
CCO Holdings 144A 4.50% 8/15/30 #		530,000	441,746
CSC Holdings 144A 5.75% 1/15/30 #		248,000	181,097
Directv Financing 144A 5.875% 8/15/27 #		390,000	333,959
News 144A 3.875% 5/15/29 #		80,000	69,298
			1,404,376

6    NQ-IV940 [6/22] 8/22 (2383662)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 0.07%
American Homes 4 Rent 3.625% 4/15/32	105,000	$ 92,169
Uniti Group 144A 4.75% 4/15/28 #	60,000	49,478
		141,647
REIT Diversified — 0.28%
Logan Group 5.75% 1/14/25	200,000	44,323
Trust Fibra Uno 144A 4.869% 1/15/30 #	600,000	508,524
		552,847
Services — 0.78%
Adtalem Global Education 144A 5.50% 3/1/28 #	653,000	583,955
Ahern Rentals 144A 7.375% 5/15/23 #	455,000	352,625
NESCO Holdings II 144A 5.50% 4/15/29 #	612,000	514,343
Sabre GLBL 144A 9.25% 4/15/25 #	102,000	98,484
		1,549,407
Technology — 1.84%
Booz Allen Hamilton 144A 3.875% 9/1/28 #	74,000	65,609
Entegris Escrow 144A 4.75% 4/15/29 #	215,000	200,607
HCL America 144A 1.375% 3/10/26 #	750,000	675,930
Iron Mountain 144A 5.25% 7/15/30 #	348,000	303,212
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,065,000	861,684
NCR
144A 5.00% 10/1/28 #	314,000	266,665
144A 5.125% 4/15/29 #	1,118,000	947,919
144A 5.25% 10/1/30 #	106,000	91,561
144A 5.75% 9/1/27 #	107,000	95,098
144A 6.125% 9/1/29 #	141,000	122,131

Sabre GLBL 144A 7.375% 9/1/25 #	40,000	37,178
		3,667,594
Transportation — 2.31%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	258,988	195,726
Azul Investments 144A 7.25% 6/15/26 #, *	200,000	137,445
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Babcock International Group 1.375% 9/13/27	EUR	1,250,000	$ 1,159,324
BAE Systems Holdings 144A 3.80% 10/7/24 #		500,000	495,442
Burlington Northern Santa Fe
2.875% 6/15/52		180,000	134,812
4.45% 1/15/53		65,000	62,991

Empresa de Transporte de Pasajeros Metro 144A 3.65% 5/7/30 #		600,000	540,850
ENA Master Trust 144A 4.00% 5/19/48 #		200,000	155,628
Grupo Aeromexico 144A 8.50% 3/17/27 #		1,500,000	1,450,893
Lima Metro Line 2 Finance 144A 5.875% 7/5/34 #		97,384	96,242
Rumo Luxembourg 144A 5.25% 1/10/28 #		200,000	188,000
			4,617,353
Utilities — 3.76%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #		620,000	506,896
Adani Transmission 4.25% 5/21/36		175,000	147,665
Ausgrid Finance 144A 3.85% 5/1/23 #		1,100,000	1,100,170
Colbun 144A 4.50% 7/10/24 #		1,700,000	1,690,505
Comision Federal de Electricidad 144A 3.875% 7/26/33 #		750,000	568,826
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #		1,000,000	782,521
Enel Chile 4.875% 6/12/28		840,000	804,405
Grupo Energia Bogota 144A 4.875% 5/15/30 #		200,000	175,347
Minejesa Capital 5.625% 8/10/37		200,000	162,203
NextEra Energy Operating Partners 144A 4.50% 9/15/27 #		49,000	45,469
Pampa Energia 144A 7.50% 1/24/27 #		800,000	665,352
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.45% 5/21/28 #		700,000	708,033

NQ-IV940 [6/22] 8/22 (2383662)    7

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra Operations 144A 4.375% 5/1/29 #	182,000	$ 152,801
		7,510,193
Total Corporate Bonds (cost $142,822,613)		125,950,953

Municipal Bonds — 1.29%
Commonwealth of Puerto Rico
Series A-1 2.986% 7/1/24^	48,596	44,501
Series A-1 4.00% 7/1/33	94,472	86,783
Series A-1 4.00% 7/1/35	84,919	76,274
Series A-1 4.00% 7/1/37	72,882	64,692
Series A-1 4.00% 7/1/41	99,092	86,042
Series A-1 4.00% 7/1/46	103,055	86,837
Series A-1 4.362% 7/1/33^	121,579	68,468
Series A-1 5.25% 7/1/23	52,758	53,729
Series A-1 5.625% 7/1/27	104,265	111,058
Series A-1 5.625% 7/1/29	102,572	110,329
Series A-1 5.75% 7/1/31	99,627	109,030
Series C 2.637% 11/1/43•	469,348	234,087

GDB Debt Recovery Authority of Puerto Rico 0 7.50% 8/20/40	1,632,692	1,449,014
Total Municipal Bonds (cost $2,805,136)		2,580,844

Non-Agency Collateralized Mortgage Obligations — 2.74%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 2.826% (SOFR + 1.90%) 12/25/41 #, •	3,000,000	2,702,579
Series 2022-R02 2M2 144A 3.926% (SOFR + 3.00%) 1/25/42 #, •	3,000,000	2,765,483
Total Non-Agency Collateralized Mortgage Obligations (cost $6,000,000)		5,468,062

Loan Agreements — 7.23%
Advantage Sales & Marketing Tranche B-1 6.166% (LIBOR02M + 4.50%) 10/28/27 •	1,086,793	1,002,228
	Principalamount°	Value (US $)

Loan Agreements (continued)
Amynta Agency Borrower 1st Lien 6.166% (LIBOR01M + 4.50%) 2/28/25 •	889,438	$ 860,532
Ankura Consulting Group 1st Lien 6.14% (SOFR01M + 4.50%) 3/17/28 •	242,635	229,290
Applied Systems 2nd Lien 7.75% (LIBOR03M + 5.50%) 9/19/25 •	543,298	526,546
Ascent Resources Utica Holdings 2nd Lien 10.021% (LIBOR03M + 9.00%) 11/1/25 •	179,000	188,845
Asurion 2nd Lien 6.916% (LIBOR03M + 5.25%) 1/31/28 •	250,000	217,125
Berlin Packaging LLC <<No Caption Available>> 5.501% •	625	585
CNT Holdings I 2nd Lien 7.94% (LIBOR01M + 6.75%) 11/6/28 •	375,000	361,406
Consolidated Communications Tranche B-1 5.188% (LIBOR01M + 3.50%) 10/2/27 •	178,501	158,531
CP Atlas Buyer Tranche B 5.416% (LIBOR01M + 3.75%) 11/23/27 •	794,108	698,021
CPC Acquisition 1st Lien 6.00% (LIBOR03M + 3.75%) 12/29/27 •	131,338	115,796
CPC Acquisition 2nd Lien 10.00% (LIBOR03M + 7.75%) 12/29/28 •	85,000	75,756
Curia Global 4.989% (LIBOR03M + 3.75%) 8/30/26 •	8,000	7,550
Delta Topco 1st Lien 5.836% (LIBOR03M + 3.75%) 12/1/27 •	625	569
Edelman Financial Engines Center 2nd Lien 8.416% (LIBOR01M + 6.75%) 7/20/26 •	2,562	2,360
Eg Group Term 6.25% (LIBOR03M + 4.00%) 2/7/25 •	704	666
Electron Bidco 4.666% (LIBOR01M + 3.00%) 11/1/28 •	249,375	233,997

8    NQ-IV940 [6/22] 8/22 (2383662)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Endo Luxembourg Finance I 6.688% (LIBOR01M + 5.00%) 3/27/28 •	246,875	$ 189,477
Ensemble RCM 4.989% (LIBOR03M + 3.75%) 8/3/26 •	246,203	238,878
First Student & First Transit 7/21/28 •	456	412
Foresight Energy Tranche A 9.713% (LIBOR03M + 8.00%) 6/30/27 •	289,760	289,760
Form Technologies Tranche B 6.006% (LIBOR03M + 4.75%) 7/22/25 •	1,879,634	1,729,263
Frontier Communications Tranche B 6.063% (LIBOR03M + 3.75%) 5/1/28 •	246,875	231,908
Geon Performance Solutions 6.166% (LIBOR01M + 4.75%) 8/18/28 •	248,125	235,874
Gulf Finance 8.496% (LIBOR01M + 6.75%) 8/25/26 •	229,487	171,254
Intelsat Jackson Holdings TBD 6.259% 7/13/22 X	83,321	76,447
Ivanti Software 5.611% (LIBOR03M + 4.00%) 12/1/27 •	96,581	82,738
Jones DesLauriers Insurance Management 1st Lien
6.063% (CDOR03M + 4.25%) 3/27/28 •	784,679	566,929
6.063% (CDOR03M + 4.25%) 3/27/28 •	178,868	129,927

Jones DesLauriers Insurance Management 2nd Lien 9.313% (CDOR03M + 7.50%) 3/26/29 •	399,788	290,399
Jones DesLauriers Insurance Management 2nd Lien 10.128% (CDOR01M + 7.50%) 3/26/29 •	40,212	29,209
Lealand Finance Company Tranche 3.104% (LIBOR01M + 9.00%) 6/28/24 •	17,660	11,038
LSF11 A5 HoldCo 4.00% (LIBOR01M + 3.50%) 10/15/28 •	249,375	234,023
	Principalamount°	Value (US $)

Loan Agreements (continued)

Madison Iaq 4.524% (LIBOR03M + 3.25%) 6/21/28 •	247,500	$ 226,277
Medline Borrower 3.75% (LIBOR01M + 3.25%) 10/23/28 •	249,375	231,741
Michaels Tranche B 5.256% (LIBOR03M + 4.25%) 4/15/28 •	420,262	349,518
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	176,815	175,627
MLN US HoldCo Tranche B 1st Lien 4.742% (LIBOR01M + 4.50%) 11/30/25 •	1,499,361	1,014,568
MLN US HoldCo Tranche B 2nd Lien 8.992% (LIBOR01M + 8.75%) 11/30/26 •	534,000	382,878
MPH Acquisition Holdings 4.758% (LIBOR03M + 4.25%) 9/1/28 •	174,752	161,536
Pathway Vet Alliance 4.207% (LIBOR01M + 3.75%) 3/31/27 •	630	586
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	252,311	237,645
Phoenix Newco 1st Lien 4.00% (LIBOR01M + 3.50%) 11/15/28 •	625	590
Polaris Newco 1st Lien 4.50% (LIBOR01M + 4.00%) 6/2/28 •	248,125	229,865
Riverbed Technology 2nd Lien TBD 8.213% 12/31/26 X	2,322,659	290,797
Sovos Compliance 1st Lien 5.00% (LIBOR01M + 4.50%) 8/11/28 •	212,119	200,541
Sovos Compliance 1st Lien TBD 6.213% 8/11/28 X	36,815	34,806
Swf Holdings I 4.75% (LIBOR01M + 4.00%) 10/6/28 •	193,515	159,327
Trident TPI Holdings 1st Lien Tranche B-3
4.50% (LIBOR03M + 4.00%) 9/15/28 •	217,302	204,264
4.50% (LIBOR03M + 4.00%) 9/15/28 •	26,289	24,711

NQ-IV940 [6/22] 8/22 (2383662)    9

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

U.S. Renal Care 1st Lien 5.25% (LIBOR01M + 5.00%) 6/26/26 •	649,980	$ 449,502
United Airlines Tranche B 4.50% (LIBOR01M + 3.75%) 4/21/28 •	246,875	229,717
United PF Holdings 1st Lien 9.506% (LIBOR03M + 8.50%) 12/30/26 •	170,955	166,681
Verscend Holding Tranche B 4.457% (LIBOR01M + 4.00%) 8/27/25 •	247,480	237,375
Waterbridge Midstream Operating TBD 6/22/26 X	220	211
Women's Care Holdings 5.25% (LIBOR03M + 4.50%) 1/15/28 •	247,500	232,650
Total Loan Agreements (cost $17,506,686)		14,428,752

Sovereign Bonds — 5.32%Δ
Argentina — 0.14%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~	1,149,000	272,524
1.00% 7/9/29	57,294	13,172
		285,696
Brazil — 0.12%
Brazilian Government International Bond 3.75% 9/12/31 *	300,000	244,967
		244,967
Chile — 0.41%
Chile Government International Bond 2.55% 7/27/33	1,000,000	818,556
		818,556
Colombia — 0.25%
Colombia Government International Bonds
3.125% 4/15/31	200,000	147,808
4.50% 3/15/29	400,000	346,383
		494,191
Costa Rica — 0.10%
Costa Rica Government International Bond 144A 4.25% 1/26/23 #	200,000	199,451
		199,451
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic — 0.08%
Dominican Republic International Bond 144A 4.875% 9/23/32 #	200,000	$ 154,387
		154,387
Indonesia — 1.63%
Indonesia Government International Bonds
2.95% 1/11/23	2,400,000	2,402,400
3.85% 10/15/30 *	900,000	858,551
		3,260,951
Mexico — 0.57%
Mexico Government International Bonds
3.25% 4/16/30 *	654,000	577,137
3.50% 2/12/34	670,000	555,088
		1,132,225
Morocco — 0.20%
Morocco Government International Bond 144A 2.375% 12/15/27 #	500,000	403,947
		403,947
Panama — 0.44%
Panama Notas del Tesoro 3.75% 4/17/26	900,000	875,250
		875,250
Peru — 0.93%
Corp Financiera DE Desarrollo 5.25% 7/15/29 μ	200,000	192,999
Peruvian Government International Bonds
2.392% 1/23/26	1,000,000	930,733
2.783% 1/23/31	850,000	724,752
		1,848,484
Serbia — 0.15%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	294,628
		294,628
Uruguay — 0.30%
Uruguay Government International Bond 4.50% 8/14/24	600,000	607,262
		607,262
Total Sovereign Bonds (cost $12,110,046)		10,619,995

10    NQ-IV940 [6/22] 8/22 (2383662)

(Unaudited)
	Principalamount°	Value (US $)

Supranational Banks — 0.52%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	800,000	$ 728,334
Corp Andina de Fomento 2.375% 5/12/23	320,000	317,890
Total Supranational Banks (cost $1,117,250)		1,046,224

US Treasury Obligations — 8.58%
US Treasury Bonds 2.875% 5/15/52	2,400,000	2,267,437
US Treasury Floating Rate Note 1.784% (USBMMY3M + 0.08%) 4/30/24 •	1,970,000	1,968,656
US Treasury Notes
1.875% 2/28/29 *	1,365,000	1,268,970
2.625% 5/31/27	230,000	225,679
2.875% 5/15/32	11,510,000	11,382,312
Total US Treasury Obligations (cost $16,919,308)		17,113,054
	Number of shares
Common Stocks — 0.42%
Consumer Cyclical — 0.10%
New Cotai <<, †	414,307	6,325
Studio City International ADR †	19,076	41,013
Studio City International Holdings ADR *, †	46,303	99,552
True Religion Apparel †	2	40,744
		187,634
Energy — 0.32%
Foresight Energy †	42,271	627,295
Westmoreland Coal †	7,276	18,372
		645,667
Total Common Stocks (cost $5,436,988)		833,301

Preferred Stock — 0.01%
True Religion Apparel 0.000% ω	2	11,435
Total Preferred Stock (cost $37,635)		11,435

	Principal amount°	Value (US $)
Investment Company — 0.21%
KCA Deutag International	5,140	$ 418,910
Total Investment Company (cost $210,740)		418,910
	Number of shares
Warrant — 0.01%
California Resources †	1,368	14,049
Total Warrant (cost $119,109)		14,049
	Number of contracts
Options Purchased — 0.01%
Foreign Currency Put Options — 0.01%
AUD vs JPY, strike price $78, expiration date 8/23/22, notional amount $606,840,000 (JPMCB)	7,780,000	6,004
GBP vs JPY, strike price $148, expiration date 8/23/22, notional amount $691,160,000 (JPMCB)	4,670,000	13,166
Total Options Purchased (cost $152,712)		19,170
Total Value of Securities Before Securities Lending Collateral and Options Written—95.51% (cost $218,528,127)		190,608,941■
	Number of shares
Securities Lending Collateral — 2.01%
Money Market Mutual Fund — 2.01%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	4,006,457	4,006,457
Total Securities Lending Collateral (cost $4,006,457)		4,006,457

NQ-IV940 [6/22] 8/22 (2383662)    11

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written — (0.00%)
Foreign Currency Put Options — (0.00%)
AUD vs JPY, strike price $72, expiration date 8/23/22, notional amount $(560,160,000) (BRJPMSUS3X)	(7,780,000)	$ (2,127)
GBP vs JPY, strike price $140, expiration date 8/23/22, notional amount $(653,800,000) (BRJPMSUS3X)	(4,670,000)	(4,889)
Total Options Written (premium received $56,291)		$(7,016)

Obligation to Return Securities Lending Collateral — (2.01%)		(4,006,457)
Receivables and Other Assets Net of Liabilities — 4.49%		8,964,492
Net Assets Applicable to 22,822,098 Shares Outstanding—100.00%		$199,566,417
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
<<	Affiliated company.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2022.
Δ	Securities have been classified by country of risk.
X	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
>>>>	PIK. 80% of the income received was in cash and 20% was in principal.
>>>	PIK. 62.50% of the income received was in cash and 37.50% was in principal.
>>	PIK. 100% of the income received was in the form of principal.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $110,204,733, which represents 55.22% of the Fund's net assets.
ω	Perpetual security with no stated maturity date.
■	Includes $5,983,600 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $2,430,760.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at June 30, 2022:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Trident TPI Holdings 1st Lien Tranche B-3 4.76%(LIBOR03M + 4.00%)9/15/28	$4,649	$4,649	$4,370	$(279)
12    NQ-IV940 [6/22] 8/22 (2383662)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	(3,010,568)	USD	3,154,488	8/19/22	$—	$(4,489)
JPMCB	CAD	(1,445,000)	USD	1,119,053	8/19/22	—	(3,640)
JPMCB	EUR	(1,550,000)	USD	1,667,242	8/19/22	40,833	—
Total Foreign Currency Exchange Contracts						$40,833	$(8,129)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
	US Treasury 10 yr Ultra Notes
37		$4,712,875	$4,747,076	9/21/22	$(34,201)	$49,140
	US Treasury Long Bonds
8		1,109,000	1,114,957	9/21/22	(5,957)	13,500
	US Treasury 5 yr Notes
106		11,898,500	11,936,845	9/30/22	(38,345)	74,531
Total Futures Contracts			$17,798,878		$(78,503)	$137,171
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR01M – 1 Month Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
CITI – Citigroup
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LLC – Limited Liability Corporation
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
TBD – To be determined
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
NQ-IV940 [6/22] 8/22 (2383662)    13

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
Summary of abbreviations: (continued)
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
14    NQ-IV940 [6/22] 8/22 (2383662)